LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM OPERATING COMMITMENTS
Summary of long-term commitments, related mainly to contracts for the purchase of electricity and fuel

Commitments	2025	2026	2027	2028	2029	After 2029
Sale of Energy	12,094,553	8,107,099	6,092,008	4,780,884	9,452,610	23,238,136
Energy purchase	2,680,370	2,206,182	2,183,270	1,923,612	4,014,300	12,098,509
Related to jointly controlled companies	148,086	—	—	—	—	—
Acquisitions of fixed assets	10,659,339	13,837,958	6,790,375	4,540,692	638,549	1,158,755
Fuel Suppliers	3,683,717	3,683,717	3,449,562	3,449,562	3,449,562	3,162,100
Construction	2,488	2,666	1,451	1,775	399	1,158
Socio-environmental	37,899	37,899	37,899	37,899	37,899	37,860